Income Tax	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAX
16	INCOME TAX

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, First High-School BVI is not subject to tax on their income or capital gains.

Additionally, upon payments of dividends to the shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, First High-School HK is subject to Hong Kong profits tax at a rate of 16.5%. A Two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. No provision for Hong Kong profits tax has been made as the Group had no assessable profits derived from or earned in Hong Kong during the years ended December 31, 2021, 2022 and 2023. Additionally, upon payments of dividends to the shareholders, no Hong Kong withholding tax will be imposed.

PRC

Under the PRC Enterprise Income Tax Law (“EIT Law”), the Group’s PRC subsidiaries and affiliated schools are subject to the statutory income tax rate at 25% unless otherwise specified.

In accordance with the prevailing tax regulations, Yunnan WFOE and Yunnan Zhongchuang Education Tutorial School were qualified to enjoy 15% preferential income tax rate under “Development Plan for Western China” from 2017 to 2020 which is further extended by another 10 years to 2030 if they continue to satisfy all the requirements pursuant to the relevant tax regulations in each of those years.

According to the Implementation Rules for the Law for Promoting Private Education in 2004 (the “2004 Implementing Rules”), private schools, whether requiring reasonable returns or not, may enjoy preferential tax treatment. The 2004 Implementing Rules provide that the relevant authorities under the State Council may introduce preferential tax treatments and related policies applicable to private schools requiring reasonable returns.

According to the Law of People’s Republic of China on the Promotion of Private Education as revised in 2016 (“2016 Revised Private Education Law”), non-profit private schools will be entitled to similar tax benefits as public schools. However, taxation policies of for-profit private schools are still unclear as more specific provisions are to be introduced. As of the date of this consolidated financial statements, most of our schools are in transition period for for-profit and non-profit election. As such, the Group is unable to determine the income tax impact as a result of the 2016 Revised Private Education Law on the profitability of its affiliated schools in future fiscal years.

The applicable income tax rate of the Group’s affiliated schools for the years ended December 31, 2021, 2022 and 2023 are summarized as below:

School name	Note	Applicable income tax rate
Kunming Xishan Long-Spring Experimental Secondary School	(i)	25%
Kunming Chenggong Long-Spring Experimental Secondary School	(i)	25%
Yunnan Hengshui Experimental Secondary School— Xishan School	(i)	25%
Yiliang Long-Spring Experimental Secondary School	(i)	25%
Yunnan Long-Spring Foreign Language Secondary School	(i)	25%
Qujing Hengshui Experimental Secondary School	(i)	25%
Yuxi Hengshui Experimental Secondary School	(i)	25%
Xinping Hengshui Experimental Secondary School	(i)	25%
Yunnan Century Long-Spring Technology Co., Ltd.	(i)	15%
Yunnan Long-Spring Logistics Service Co., Ltd.	(i)	25%
Long-Spring Education Holding Group Co., Ltd.	(i)	25%
Yunnan Zhongchuang Education Tutorial School	(i)	25%
Kunming Guandu Hengshizhong Education Training School Co., Ltd.	(i)	25%
Xinping Long-Spring Advanced Secondary School Co., Ltd.	(i)	25%
Guizhou Long-Spring Century Technology Co., Ltd.	(i)	25%
Guizhou Hengshizhong Technology Co., Ltd.	(i)	25%
Guizhou Hengshizhong Education and Training School Co., Ltd	(i)	25%
Yunnan Lihua Education Technology Co., Ltd.	(i)	25%
Bainian Long-Spring Education Technology (Zhenxiong) Co., Ltd.	(i)	25%
Zhenxiong Long-Spring Advanced Secondary School	(i)	25%
Wenshan Long-Spring Experimental Secondary School	(i)	25%
Xishuangbanna Long-Spring Experimental Secondary School Co., Ltd.	(i)	25%
Qiubei Long-Spring Experimental Secondary School	(i)	25%
Mengla Long-Spring Experimental Secondary School	(i)	25%
Shaanxi Century Long-Spring Education Technology Co., Ltd.	(i)	25%
Shaanxi Hengshi Hengzhong Education Technology Co., Ltd.	(i)	25%
Chongqing Hengshi Education Technology Co., Ltd.	(i)	25%
Yunnan Hengshun Property Service Co., Ltd.	(ii)	5%
Kunming Chenggong Times Giant Tutorial School Co., Ltd.	(i)	25%
Kunming Wuhua District Zhuorui Cultural Training School Co., Ltd.	(i)	25%
Zunyi Hengshi Education Technology Co., Ltd.	(i)	25%
Bainian Long-Spring (Mengzi) Education Technology Co., Ltd.	(i)	25%
Long-Spring Education Holding Group (Yunnan) Hengshui Experimental Middle School Management Co., Ltd.	(i)	25%
Bainian Long-Spring (Luoping) Education Technology Co., Ltd.	(i)	25%
Panzhihua Bainian Long-Spring Education Technology Co., Ltd.	(i)	25%
Beijing Green Carbon Future Intelligent Technology Co., Ltd.	(i)	25%
Bainian Long-Spring (Qingdao) Education Technology Co., Ltd.	(i)	25%
Yangling Hengshi Secondary School Co., Ltd	(i)	25%
Xi'an Hengshi Education Technology Co., Ltd.	(i)	25%
Yangling Hengshui Experimental Secondary School	(i)	25%
Yunnan Xiongping Catering Management Co., Ltd.	(i)	25%
Xishun Yunnan Catering Management Co., Ltd.	(i)	25%
Guizhou Long-Spring Logistics Service Co., Ltd.	(i)	25%

(i)	As these schools have not received confirmations from the local tax authorities on income tax exemption, they are subject to the statutory income tax rate of 25% for the years ended December 31, 2021, 2022 and 2023, respectively. High tech enterprises are subject to corporate income tax at a reduced rate of 15%.

(ii)	The State Administration of Taxation has policies for small and micro enterprises: For small and low-profit enterprises, the annual taxable income does not exceed RMB1.0 million, a reduced rate of 25% is included in the taxable income, and the corporate income tax is paid at a tax rate of 20%, therefore resulting an income tax rate of 5%.

Income taxes

The income before income taxes and the provision for PRC income taxes for the years ended December 31, 2021, 2022 and 2023 are as follows:

	Years Ended December 31,
	2021	2022	2023
Income/(loss) before income taxes	72,444	65,849	(45,426)
Current income tax expense	27,143	24,386	5,846
Deferred tax benefits	(12,219)	(4,274)	(6,713)
Total income taxes expenses/(credit)	14,924	20,112	(867)

Tax rate reconciliation

The actual income tax expenses reported in the consolidated statements of comprehensive income differs from the amount computed by applying the PRC statutory income tax rate of 25% to income before income taxes due to the following:

	Years Ended December 31,
	2021	2022	2023
Income/(loss) before income taxes	72,444	65,849	(45,426)
Income tax computed at PRC statutory tax rate	18,111	16,462	(11,357)
Effect of non-taxable income	(3,369)	(2,917)	(6,970)
Effect of non-deductible expenses	3,047	3,654	5,617
Effect of preferential tax rate	(11,571)	(7,041)	(7,352)
Deferred tax assets losses not recognized	8,470	9,516	15,815
Others	236	438	3,380
Total	14,924	20,112	(867)

Deferred taxes

The components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2022	2023
Deferred tax assets:
Allowance for doubtful accounts	408	8,130
Deductible donation expenses carried forwards	2,646	2,646
Accrued expenses	2,692	2,654
Registration fees	3,792	3,421
Property and equipment	137	137
Net operating loss carry forwards	4,273	4,490
Total gross deferred tax assets	13,948	21,478
Valuation allowance on deferred tax assets	(1,184)	(1,184)
Deferred tax assets, net of valuation allowance	12,764	20,294
Deferred tax liabilities:
Property and equipment	(969)	(969)
Intangible assets	(2,154)	(4,832)
Government grants	(2,032)	(406)
Total deferred tax liabilities	(5,155)	(6,207)
Net deferred tax	7,609	14,087
Analysis as:
Deferred tax assets	12,764	20,294
Deferred tax liabilities	(5,155)	(6,207)
Net deferred tax assets	7,609	14,087